Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, in the section entitled "Tax Status," under subsection "Partnership Funds," please add the following before the first paragraph:

Effective January 1, 2019, the Board of Managers approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/Mellon Capital Nasdaq® 100 Index Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital Financial Sector Fund

This Supplement is dated January 9, 2019.

Supplement Dated January 9, 2019
To The Statement of Additional Information
Dated April 30, 2018

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective January 1, 2019, on page 69, in the section entitled "Tax Status," under subsection "Partnership Fund," please delete the heading in the entirety and add the following heading and first paragraph:

Partnership Funds

Fund Status

Effective January 1, 2019, the Board of Managers approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/Mellon Capital Nasdaq® 100 Index Fund	JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital Financial Sector Fund

This Supplement is dated January 9, 2019.